T. ROWE PRICE QM U.S. Bond Index Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  4.9%
Car Loan  2.0%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 468 469
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 342 342
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 650
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.451%, 12/26/31 (1) 225 226
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  300 303
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 218
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  595 599
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,744
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 641
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 3,945 3,912
Carvana Auto Receivables Trust
Series 2024-P4, Class A3
4.64%, 1/10/30  365 365
Carvana Auto Receivables Trust
Series 2024-P4, Class A4
4.74%, 12/10/30  620 617
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,075 2,063
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 1,096 1,105

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 166
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 116
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 530 531
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 788
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,970
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 520 523
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,590
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3
4.62%, 12/17/29  630 631
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A4
4.73%, 8/16/30  675 677
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 184 186
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 640 647
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  4,100 4,032
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 4,300 4,228
Santander Drive Auto Receivables Trust
Series 2024-5, Class A3
4.62%, 11/15/28  945 944
Santander Drive Auto Receivables Trust
Series 2024-5, Class B
4.63%, 8/15/29  1,065 1,061

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 850 859
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 167
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 372 377
32,747
Credit Card  0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  250 253
253
Other Asset-Backed Securities  2.7%
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.922%, 10/15/37 (1) 1,420 1,420
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 281 284
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.794%, 1/18/38 (1) 935 941
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,382
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 625 626
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 746 718
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,610 1,463
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 401 409
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 322 327

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 1,160 1,168
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 2,550 2,553
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 1/20/38 (1)(2) 1,710 1,710
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,762 1,812
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 559 561
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.86%, 4/22/37 (1) 730 734
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.672%, 7/15/35 (1) 1,315 1,319
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 50 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.052%, 1/15/36 (1) 1,080 1,087
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.592%, 10/15/32 (1) 1,255 1,257
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 443 432
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 135 130
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.613%, 1/20/39 (1) 495 499
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 2,370 2,385
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 49 49

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 419 423
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 1,075 1,076
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.173%, 11/15/36 (1) 1,410 1,417
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 246 248
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1)(2) 1,665 1,665
Progress Residential Trust
Series 2024-SFR4, Class A
3.10%, 7/17/41 (1) 995 918
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 745 682
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 853
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,285 1,285
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 1,250 1,250
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 840 865
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.85%, 4/25/37 (1) 2,310 2,326
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $2,037 (3)(4) 2,037 2,037
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,064 1,041
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 177 179

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Master Trust
Series 2025-1, Class A
4.71%, 1/21/31  4,060 4,075
44,755
Student Loan  0.2%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 336 329
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 593 566
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 184 170
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 156 146
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 220 217
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 301 287
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 832 775
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,678 1,493
3,983
Total Asset-Backed Securities
(Cost $82,094) 81,738
CORPORATE BONDS  27.0%
FINANCIAL INSTITUTIONS  10.6%
Banking  6.5%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 389
Ally Financial, 2.20%, 11/2/28  1,505 1,355
American Express, 4.90%, 2/13/26  3,385 3,399
Banco Santander, 3.49%, 5/28/30  600 549
Bank of America, 3.50%, 4/19/26  600 592
Bank of America, 6.00%, 10/15/36  300 308
Bank of America, 7.75%, 5/14/38  150 175
Bank of America, VR, 2.592%, 4/29/31 (5) 1,875 1,661

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 2.676%, 6/19/41 (5) 1,575 1,095
Bank of America, VR, 3.824%, 1/20/28 (5) 2,280 2,238
Bank of America, VR, 4.244%, 4/24/38 (5) 45 40
Bank of America, VR, 5.425%, 8/15/35 (5) 2,000 1,948
Bank of New York Mellon, VR, 6.474%, 10/25/34 (5) 1,440 1,552
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,583
Barclays, VR, 2.852%, 5/7/26 (5) 1,640 1,627
Barclays, VR, 5.674%, 3/12/28 (5) 1,045 1,055
BNP Paribas, VR, 5.497%, 5/20/30 (1)(5) 2,750 2,760
BPCE, 4.50%, 3/15/25 (1) 1,015 1,014
Capital One Financial, 3.65%, 5/11/27  1,430 1,395
Capital One Financial, VR, 2.359%, 7/29/32 (5) 3,700 3,017
Capital One Financial, VR, 6.051%, 2/1/35 (5) 365 372
Citigroup, 5.875%, 1/30/42  450 459
Citigroup, VR, 3.887%, 1/10/28 (5) 2,050 2,018
Citigroup, VR, 4.075%, 4/23/29 (5) 1,920 1,870
Danske Bank, VR, 5.705%, 3/1/30 (1)(5) 470 478
Discover Bank, 2.70%, 2/6/30  2,000 1,769
Discover Financial Services, 3.75%, 3/4/25  1,440 1,439
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (5) 460 479
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,195
Goldman Sachs Group, 4.25%, 10/21/25  825 822
Goldman Sachs Group, 6.75%, 10/1/37  455 487
Goldman Sachs Group, VR, 4.692%, 10/23/30 (5) 3,340 3,261
HSBC Bank USA, 5.875%, 11/1/34  550 563
HSBC Holdings, VR, 2.013%, 9/22/28 (5) 3,345 3,099
ING Groep, VR, 5.55%, 3/19/35 (5) 1,655 1,653
ING Groep, VR, 6.114%, 9/11/34 (5) 740 767
JPMorgan Chase, 2.95%, 10/1/26  980 955
JPMorgan Chase, VR, 2.956%, 5/13/31 (5) 1,230 1,102
JPMorgan Chase, VR, 3.782%, 2/1/28 (5) 990 972
JPMorgan Chase, VR, 3.882%, 7/24/38 (5) 4,905 4,176
JPMorgan Chase, VR, 5.299%, 7/24/29 (5) 3,170 3,197
Lloyds Banking Group, VR, 5.462%, 1/5/28 (5) 1,015 1,024
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,195
Morgan Stanley, 3.125%, 7/27/26  2,000 1,957
Morgan Stanley, 4.30%, 1/27/45  750 628
Morgan Stanley, 6.25%, 8/9/26  175 179
Morgan Stanley, VR, 2.188%, 4/28/26 (5) 1,410 1,401
Morgan Stanley, VR, 3.217%, 4/22/42 (5) 830 618
Morgan Stanley, VR, 5.656%, 4/18/30 (5) 2,975 3,037
NatWest Markets, 5.41%, 5/17/29 (1) 2,850 2,891
PNC Financial Services Group, VR, 4.758%, 1/26/27 (5) 1,920 1,916

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 6.342%, 5/31/35 (5) 1,925 1,983
Santander Holdings USA, VR, 6.499%, 3/9/29 (5)(6) 885 914
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,930 2,957
Societe Generale, 5.25%, 2/19/27 (1) 1,230 1,233
Societe Generale, VR, 6.066%, 1/19/35 (1)(5)(6) 1,305 1,300
Standard Chartered, VR, 5.688%, 5/14/28 (1)(5) 2,030 2,057
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,770
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,704
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,191
Truist Financial, 1.95%, 6/5/30  1,470 1,259
U.S. Bancorp, VR, 5.384%, 1/23/30 (5) 665 674
UBS, 2.95%, 4/9/25  1,080 1,075
UBS Group, VR, 1.364%, 1/30/27 (1)(5) 1,700 1,642
UBS Group, VR, 2.193%, 6/5/26 (1)(5) 1,405 1,393
Wells Fargo, VR, 2.188%, 4/30/26 (5) 1,655 1,645
Wells Fargo, VR, 2.393%, 6/2/28 (5) 2,415 2,281
Wells Fargo, VR, 5.574%, 7/25/29 (5) 1,250 1,266
Wells Fargo, VR, 5.707%, 4/22/28 (5) 1,895 1,919
Wells Fargo, VR, 6.303%, 10/23/29 (5) 1,380 1,439
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,953
109,386
Brokerage Asset Managers Exchanges  0.2%
BlackRock Funding, 4.70%, 3/14/29  830 833
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,379
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,606
3,818
Finance Companies  0.4%
AerCap Ireland Capital, 5.75%, 6/6/28 (6) 1,500 1,535
AerCap Ireland Capital, 6.15%, 9/30/30  700 732
AerCap Ireland Capital, 6.50%, 7/15/25  655 659
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,606
GATX, 6.05%, 3/15/34 (6) 1,785 1,856
6,388
Insurance  2.4%
Allstate, 6.125%, 12/15/32  150 157
American International Group, 3.875%, 1/15/35  425 380
Aon, 3.875%, 12/15/25  405 403
Aon Corp., 5.00%, 9/12/32  3,075 3,030
Arthur J Gallagher, 4.85%, 12/15/29  445 442
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,328
CNO Global Funding, 4.95%, 9/9/29 (1) 515 512
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,075 1,071
Elevance Health, 4.55%, 3/1/48  1,135 928
Elevance Health, 4.65%, 1/15/43  485 421

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,589
Health Care Service, 5.45%, 6/15/34 (1) 1,095 1,094
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,060
Humana, 2.15%, 2/3/32  1,050 843
Humana, 3.70%, 3/23/29  880 833
Humana, 5.375%, 4/15/31  785 778
Humana, 5.95%, 3/15/34 (6) 835 845
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 3,620 3,623
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,231
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,173
MassMutual Global Funding II, 5.10%, 4/9/27 (1)(6) 2,940 2,974
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,028
Principal Financial Group, 2.125%, 6/15/30  1,900 1,644
Principal Financial Group, 3.40%, 5/15/25  1,215 1,209
Principal Financial Group, 3.70%, 5/15/29  10 10
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,309
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,756
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,121
Travelers, 6.25%, 6/15/37  225 241
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39 (6) 1,960 1,549
UnitedHealth Group, 3.75%, 7/15/25  400 399
UnitedHealth Group, 4.75%, 7/15/45  900 791
Willis North America, 4.50%, 9/15/28  1,110 1,093
39,874
Real Estate Investment Trusts  1.1%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,470
Brixmor Operating Partnership, 3.90%, 3/15/27  495 485
Brixmor Operating Partnership, 4.05%, 7/1/30  760 719
Essex Portfolio, 2.65%, 3/15/32  660 560
Essex Portfolio, 4.50%, 3/15/48  1,455 1,208
Extra Space Storage, 4.00%, 6/15/29  15 14
Healthcare Realty Holdings, 3.625%, 1/15/28  605 577
Healthpeak OP, 2.125%, 12/1/28  710 641
Healthpeak OP, 2.875%, 1/15/31  420 371
Kilroy Realty, 4.375%, 10/1/25  335 334
Prologis, 4.00%, 9/15/28  2,110 2,057
Public Storage Operating, 1.95%, 11/9/28  1,285 1,163
Realty Income, 2.20%, 6/15/28  685 628
Realty Income, 3.95%, 8/15/27  835 821
Realty Income, 4.625%, 11/1/25  1,775 1,774
Regency Centers, 3.60%, 2/1/27 (6) 350 342

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Regency Centers, 4.125%, 3/15/28  520 509
Regency Centers, 4.40%, 2/1/47  2,000 1,651
Regency Centers, 5.25%, 1/15/34  1,340 1,323
Simon Property Group, 3.80%, 7/15/50  2,830 2,079
18,736
Total Financial Institutions 178,202
INDUSTRIAL  13.8%
Basic Industry  0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 147
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 551
LYB International Finance II, 3.50%, 3/2/27 (6) 1,000 974
Nucor, 2.70%, 6/1/30  775 695
Nucor, 3.95%, 5/1/28  1,311 1,281
Nutrien, 4.00%, 12/15/26  525 518
Sherwin-Williams, 4.80%, 9/1/31  2,400 2,364
6,530
Capital Goods  1.5%
Amphenol, 4.75%, 3/30/26  310 310
Amphenol, 5.05%, 4/5/29  925 933
Boeing, 3.60%, 5/1/34 (6) 2,000 1,691
Boeing, 6.528%, 5/1/34  1,715 1,811
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,270
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,647
General Dynamics, 3.25%, 4/1/25  35 35
Ingersoll Rand, 5.176%, 6/15/29  4,440 4,480
John Deere Capital, 4.40%, 9/8/31  2,530 2,452
John Deere Capital, 4.50%, 1/8/27  1,840 1,844
L3Harris Technologies, 3.832%, 4/27/25  295 294
L3Harris Technologies, 5.05%, 6/1/29 (6) 1,300 1,304
Lockheed Martin, 4.07%, 12/15/42  184 153
Mohawk Industries, 5.85%, 9/18/28  1,430 1,469
Owens Corning, 5.70%, 6/15/34  1,235 1,258
Regal Rexnord, 6.40%, 4/15/33  1,640 1,698
Republic Services, 3.375%, 11/15/27  585 567
26,216
Communications  1.7%
America Movil, 2.875%, 5/7/30  1,500 1,346
America Movil, 3.625%, 4/22/29 (6) 1,475 1,394
America Movil, 6.375%, 3/1/35  300 318
American Tower, 2.40%, 3/15/25  1,010 1,007
AT&T, 4.35%, 3/1/29  1,020 1,001
AT&T, 5.40%, 2/15/34  2,415 2,419
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,005

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,128
Charter Communications Operating, 4.908%, 7/23/25  284 284
Charter Communications Operating, 6.10%, 6/1/29  690 705
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 64
Comcast, 3.95%, 10/15/25  845 842
Crown Castle, 2.25%, 1/15/31  1,665 1,408
Crown Castle, 3.70%, 6/15/26  700 690
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 194
Meta Platforms, 5.60%, 5/15/53  1,825 1,816
Omnicom Group, 3.60%, 4/15/26  695 686
Rogers Communications, 3.625%, 12/15/25  335 332
Rogers Communications, 5.30%, 2/15/34  1,885 1,834
T-Mobile USA, 3.75%, 4/15/27  3,565 3,486
Time Warner Cable, 6.55%, 5/1/37  235 231
Time Warner Cable, 6.75%, 6/15/39  2,580 2,588
Verizon Communications, 1.68%, 10/30/30  625 519
Verizon Communications, 4.00%, 3/22/50  1,500 1,149
Vodafone Group, 4.25%, 9/17/50  700 540
Vodafone Group, 4.875%, 6/19/49  20 17
Walt Disney, 3.70%, 10/15/25  285 283
28,295
Consumer Cyclical  2.6%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 1,971
American Honda Finance, 4.90%, 3/12/27 (6) 2,790 2,804
AutoZone, 1.65%, 1/15/31  2,000 1,650
AutoZone, 3.125%, 4/21/26  445 437
AutoZone, 3.75%, 6/1/27  20 20
AutoZone, 5.05%, 7/15/26  1,390 1,398
Booking Holdings, 3.65%, 3/15/25  810 809
CBRE Services, 5.50%, 4/1/29  580 589
Cummins, 4.90%, 2/20/29  330 333
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 553
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,433
Ford Motor Credit, 7.122%, 11/7/33  635 664
General Motors, 4.00%, 4/1/25  1,090 1,088
General Motors Financial, 5.55%, 7/15/29  600 606
Home Depot, 5.875%, 12/16/36 (6) 3,000 3,161
Hyundai Capital America, 1.30%, 1/8/26 (1)(6) 1,510 1,463
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 503
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 825
McDonald's, 1.45%, 9/1/25  935 918
McDonald's, 3.30%, 7/1/25  15 15

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,934
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29 (6) 2,470 2,375
O'Reilly Automotive, 5.75%, 11/20/26  390 397
PACCAR Financial, 5.00%, 5/13/27  3,070 3,109
PACCAR Financial, 5.20%, 11/9/26  2,895 2,931
Ross Stores, 1.875%, 4/15/31  300 249
Ross Stores, 4.60%, 4/15/25  3,575 3,573
TJX, 1.60%, 5/15/31  1,425 1,173
Toyota Motor Credit, 4.80%, 1/5/26  2,945 2,954
Uber Technologies, 4.30%, 1/15/30  2,710 2,624
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)(6) 495 486
43,064
Consumer Non-Cyclical  3.2%
AbbVie, 3.20%, 5/14/26  225 221
AbbVie, 4.45%, 5/14/46 (6) 1,280 1,095
AbbVie, 4.50%, 5/14/35  1,235 1,157
AbbVie, 4.70%, 5/14/45  1,385 1,231
AbbVie, 4.80%, 3/15/29  1,315 1,316
Altria Group, 2.35%, 5/6/25  250 249
Amgen, 2.60%, 8/19/26  1,275 1,237
Amgen, 2.77%, 9/1/53  1,239 718
Amgen, 5.15%, 3/2/28  1,615 1,633
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 30
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,317
Banner Health, 1.897%, 1/1/31  850 709
BAT Capital, 4.39%, 8/15/37  3,395 2,955
BAT Capital, 5.834%, 2/20/31  845 870
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,916
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,089
Becton Dickinson & Company, 5.081%, 6/7/29  1,505 1,516
Biogen, 2.25%, 5/1/30  2,885 2,506
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 851
Bristol-Myers Squibb, 5.10%, 2/22/31  840 848
Cardinal Health, 3.41%, 6/15/27  1,405 1,363
Cardinal Health, 3.75%, 9/15/25 (6) 905 900
Centra Health, 4.70%, 1/1/48  25 20
CommonSpirit Health, 2.782%, 10/1/30  980 869
CommonSpirit Health, 3.91%, 10/1/50  40 29
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 924
CVS Health, 5.125%, 7/20/45  925 789
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,371

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
HCA, 4.125%, 6/15/29  1,695 1,624
HCA, 5.45%, 9/15/34 (6) 890 869
Icon Investments Six, 5.849%, 5/8/29  300 306
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 817
IQVIA, 6.25%, 2/1/29  735 757
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,161
Keurig Dr Pepper, 2.55%, 9/15/26  450 435
MedStar Health, Series 20A, 3.626%, 8/15/49  920 662
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 486
Merck, 5.00%, 5/17/53  810 738
Mondelez International, 4.75%, 2/20/29  3,800 3,788
Nestle Holdings, 4.85%, 3/14/33 (1)(6) 2,700 2,676
Northwell Healthcare, 3.979%, 11/1/46  1,275 985
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,725 1,621
Revvity, 1.90%, 9/15/28  1,575 1,415
Solventum, 5.40%, 3/1/29  1,735 1,751
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 337
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 2,004
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,387
54,553
Energy  1.9%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,907
Boardwalk Pipelines, 4.45%, 7/15/27  230 227
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,267
Cameron LNG, 2.902%, 7/15/31 (1) 520 455
Cameron LNG, 3.701%, 1/15/39 (1) 430 351
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,358
Cheniere Energy Partners, 5.75%, 8/15/34  1,865 1,874
Diamondback Energy, 5.15%, 1/30/30  550 551
Enbridge, 4.25%, 12/1/26  355 352
Enbridge, 5.50%, 12/1/46  555 529
Enbridge, 5.625%, 4/5/34  795 796
Enbridge, 6.70%, 11/15/53  610 659
Enbridge Energy Partners, 5.50%, 9/15/40  170 165
Energy Transfer, 3.75%, 5/15/30  680 635
Energy Transfer, 5.25%, 4/15/29  1,105 1,111
Energy Transfer, 5.60%, 9/1/34 (6) 1,505 1,492
Eni, 5.50%, 5/15/34 (1) 845 837
Eni, 5.95%, 5/15/54 (1) 930 898
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,848
Kinder Morgan, 5.20%, 6/1/33  1,800 1,757
MPLX, 5.65%, 3/1/53  1,600 1,485

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,401
ONEOK, 4.75%, 10/15/31  1,340 1,291
Pioneer Natural Resources, 1.125%, 1/15/26  695 674
Pioneer Natural Resources, 5.10%, 3/29/26  635 640
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 798
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 634
Spectra Energy Partners, 3.375%, 10/15/26  460 450
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 656
Williams, 4.85%, 3/1/48  190 162
Williams, 4.90%, 3/15/29  1,415 1,409
Woodside Finance, 3.70%, 9/15/26 (1) 330 324
Woodside Finance, 3.70%, 3/15/28 (1) 435 416
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,395
31,804
Industrial Other  0.1%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,230
President & Fellows of Harvard College, 3.619%, 10/1/37  385 330
1,560
Technology  1.5%
Apple, 3.20%, 5/13/25  45 45
Atlassian, 5.25%, 5/15/29  760 766
Broadcom, 4.80%, 4/15/28 (6) 3,290 3,293
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,067
Fiserv, 3.20%, 7/1/26  10 10
Fiserv, 5.45%, 3/15/34  2,125 2,117
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 903
Microchip Technology, 5.05%, 3/15/29 (6) 850 849
Micron Technology, 4.185%, 2/15/27  805 795
Moody's, 2.00%, 8/19/31 (6) 1,660 1,381
Motorola Solutions, 5.00%, 4/15/29  835 836
NXP, 3.15%, 5/1/27 (6) 395 381
RELX Capital, 3.00%, 5/22/30  1,120 1,023
Roper Technologies, 2.00%, 6/30/30 (6) 575 493
Roper Technologies, 2.95%, 9/15/29  685 629
Roper Technologies, 3.80%, 12/15/26  660 651
ServiceNow, 1.40%, 9/1/30  3,710 3,092
Texas Instruments, 1.375%, 3/12/25  655 653
Thomson Reuters, 3.35%, 5/15/26  225 221
VMware, 1.40%, 8/15/26  3,475 3,304
Western Union, 6.20%, 11/17/36 (6) 2,684 2,692
25,201
Transportation  0.9%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  26 24
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 107

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Canadian National Railway, 5.85%, 11/1/33  920 966
Canadian National Railway, 6.25%, 8/1/34  95 103
Canadian Pacific Railway, 1.75%, 12/2/26  845 802
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,048
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 823
Canadian Pacific Railway, 4.70%, 5/1/48  720 629
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 221
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,548
FedEx, 4.40%, 1/15/47  6,500 5,182
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,550
Transurban Finance, 3.375%, 3/22/27 (1) 235 228
Transurban Finance, 4.125%, 2/2/26 (1) 185 184
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  590 537
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30 (6) 877 794
14,746
Total Industrial 231,969
UTILITY  2.6%
Electric  2.1%
Ameren, 5.70%, 12/1/26  1,820 1,849
American Electric Power, 5.20%, 1/15/29  2,595 2,605
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 178
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 111
CMS Energy, 4.875%, 3/1/44  635 564
DTE Energy, 5.10%, 3/1/29  2,645 2,654
DTE Energy, 5.85%, 6/1/34 (6) 390 397
Duke Energy, 2.65%, 9/1/26  355 344
Duke Energy, 4.85%, 1/5/27  2,015 2,023
Duke Energy Florida, 6.35%, 9/15/37  170 182
Duke Energy Progress, 5.35%, 3/15/53  600 564
Duke Energy Progress, 6.30%, 4/1/38  100 106
Exelon, 3.40%, 4/15/26  1,815 1,787
Exelon, 5.15%, 3/15/29  305 307
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,264
FirstEnergy Transmission, 5.00%, 1/15/35  610 589
Florida Power & Light, 5.30%, 6/15/34  3,040 3,055
Georgia Power, 4.95%, 5/17/33  895 876
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,723
Mississippi Power, 3.95%, 3/30/28  905 884
Nevada Power, Series N, 6.65%, 4/1/36  400 430
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,175
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,362
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,835
PECO Energy, 5.95%, 10/1/36  150 157

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Public Service Electric & Gas, 5.70%, 12/1/36  180 184
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 176
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,393
Southern, 4.40%, 7/1/46  1,935 1,594
Southern, 5.70%, 3/15/34  725 737
Southern California Edison, 5.15%, 6/1/29  2,105 2,078
Southwestern Public Service, 6.00%, 6/1/54  365 367
Tampa Electric, 6.15%, 5/15/37  700 720
35,270
Natural Gas  0.5%
APA Infrastructure, 4.25%, 7/15/27 (1) 385 382
APA Infrastructure, 5.125%, 9/16/34 (1) 475 455
Engie, 5.625%, 4/10/34 (1) 660 661
NiSource, 1.70%, 2/15/31  1,280 1,053
NiSource, 3.49%, 5/15/27  710 692
NiSource, 3.95%, 3/30/48  1,000 765
NiSource, 5.35%, 4/1/34  1,850 1,832
Southern California Gas, Series KK, 5.75%, 11/15/35  140 141
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,671
7,652
Total Utility 42,922
Total Corporate Bonds
(Cost $476,981) 453,093
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.6%
Local Authorities  0.9%
Province of Alberta, 3.30%, 3/15/28 (6) 1,605 1,552
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,365
Province of British Columbia, 4.20%, 7/6/33  2,644 2,528
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 1,965
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,480
Province of Ontario, 3.70%, 9/17/29  4,360 4,206
Province of Quebec, Series PD, 7.50%, 9/15/29  104 117
14,213
Owned No Guarantee  0.0%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 278
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 514
792
Sovereign  0.7%
Government of Qatar, 3.75%, 4/16/30 (1) 730 697
Republic of Chile, 5.65%, 1/13/37 (6) 3,740 3,768
Republic of Peru, 5.375%, 2/8/35  740 717

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Poland, 3.25%, 4/6/26  890 879
Republic of Saudi, 5.375%, 1/13/31 (1) 2,010 2,028
United Mexican States, 2.659%, 5/24/31  5,154 4,239
12,328
Total Foreign Government Obligations & Municipalities
(Cost $28,693) 27,333
MUNICIPAL SECURITIES  2.2%
California  0.3%
Bay Area Toll Auth., Series S-1, Build America, 6.918%, 4/1/40  350 389
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 985
California, Build America, GO, 7.625%, 3/1/40  1,350 1,579
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (7) 250 251
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 782
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 450
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  275 284
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 547
5,267
Florida  0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,148
1,148
Georgia  0.3%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,603
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,715 1,840
4,443
Illinois  0.2%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,424
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 561
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 327
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 484
2,796
Maryland  0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  2,045 1,785
1,785

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,339
1,339
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 1,928
1,928
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,168
1,168
New York  0.2%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 764
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 733
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,315 1,373
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 146
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  35 35
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 39
3,090
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,108
2,108
Oregon  0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,926
1,926
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  345 343
343
Texas  0.3%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 12
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,086
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 696
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,897
5,731

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 550
550
Wisconsin  0.2%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,735
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,549
3,284
Total Municipal Securities
(Cost $42,728) 36,906
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  4.0%
Collateralized Mortgage Obligations  1.6%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 280 253
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 943 790
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 828 706
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP, 4.80%, 9/26/67 (1) 2,706 2,662
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 234 224
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 832 742
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,866 (3)(4)(8) 1,866 1,866
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 1,021 861
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 169 163
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
6.649%, 5/25/43 (1) 1,870 1,913
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
5.351%, 5/25/44 (1) 667 668
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 98 94
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 580 541

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 39 35
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.912%, 10/25/50 (1) 984 823
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 549 539
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 624 598
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 111 98
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
5.525%, 10/25/59 (1) 35 35
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM, 3.18%, 12/25/49 (1) 2,091 1,759
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 351 352
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 91 84
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 4 4
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 289 285
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 279 263
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%,
5.201%, 11/25/41 (1) 780 779
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.601%, 5/25/44 (1) 972 980
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.601%, 3/25/44 (1) 2,351 2,363
Towd Point Mortgage Trust
Series 2024-1, Class A1, CMO, ARM, 4.711%, 3/25/64 (1) 2,200 2,196
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1) 265 261
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP, 3.724%, 1/25/60 (1) 909 890
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 440 387
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP, 5.999%, 2/25/68 (1) 1,366 1,370

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 1,441 1,450
27,034
Commercial Mortgage-Backed Securities  2.4%
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  785 811
BANK5
Series 2024-5YR8, Class A3, 5.884%, 8/15/57  1,305 1,345
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.58%,
11/15/34 (1) 545 8
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 425
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56  2,305 2,397
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57  3,465 3,633
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.857%, 2/15/57  3,525 3,629
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.759%, 7/15/57  3,495 3,621
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.63%,
1/15/42 (1) 3,185 3,184
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM, 3.526%, 11/10/49  910 876
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM, 3.518%, 5/10/35 (1) 960 938
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4, 3.778%, 9/10/58  440 436
Commercial Mortgage Trust
Series 2015-LC21, Class A4, 3.708%, 7/10/48  1,800 1,792
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.948%,
8/15/41 (1) 685 688
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 1,720 1,739
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%, 6.041%,
10/15/33 (1) 1,625 1,609
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.521%,
4/15/38 (1) 3,180 3,177
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  700 683

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS, 4.068%, 12/15/47  1,390 1,359
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 2,780 2,481
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4, 4.31%, 12/15/51  3,045 2,961
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.698%,
5/15/39 (1) 1,260 1,259
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.898%,
6/15/39 (1) 660 661
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 490 493
40,205
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 40 39
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
5.925%, 10/25/59 (1) 510 521
560
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $70,337) 67,799
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  27.5%
U.S. Government Agency Obligations  21.6%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  360 344
3.00%, 12/1/42 - 4/1/47  2,546 2,224
3.50%, 3/1/42 - 3/1/46  1,928 1,755
4.00%, 9/1/40 - 8/1/45  689 646
4.50%, 8/1/39 - 10/1/41  348 338
5.00%, 7/1/25 - 8/1/40  261 260
5.50%, 1/1/35 - 12/1/39  72 73
6.00%, 10/1/32 - 8/1/38  62 64
6.50%, 12/1/28 - 1/1/36  30 31
7.00%, 11/1/30 - 6/1/32  3 3
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  17 18
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  5 5
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  3 3
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  5 5

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  13 13
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  10 10
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  32,145 25,334
2.50%, 3/1/42 - 5/1/52  25,547 21,025
3.00%, 3/1/35 - 9/1/52  11,142 9,691
3.50%, 5/1/31 - 1/1/52  3,039 2,775
4.00%, 6/1/37 - 1/1/54  3,376 3,122
4.50%, 9/1/37 - 11/1/52  2,862 2,700
5.00%, 12/1/41 - 7/1/54  4,541 4,415
5.50%, 8/1/53 - 10/1/54  13,635 13,525
6.00%, 4/1/54 - 12/1/54  7,251 7,327
6.50%, 1/1/54 - 1/1/55  6,017 6,187
Federal Home Loan Mortgage Multifamily Structured PTC
2.206%, 6/25/25  34 34
2.952%, 2/25/27  250 246
4.40%, 10/25/30  6,065 5,963
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,520 9,056
3.71%, 9/25/32  4,545 4,224
4.43%, 2/25/33  3,725 3,631
Federal National Mortgage Assn.
3.50%, 6/1/43  5 5
4.00%, 11/1/40  322 306
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.539%, 7.03%, 7/1/35  4 4
RFUCCT1Y + 1.589%, 6.943%, 7/1/36  7 7
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 6.73%, 1/1/37  1 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,308 6,189
2.00%, 8/1/28 - 5/1/52  83,528 67,639
2.50%, 5/1/30 - 1/1/54  48,035 40,007
3.00%, 10/1/32 - 9/1/52  24,932 21,952
3.50%, 11/1/25 - 1/1/52  18,816 17,012
4.00%, 6/1/37 - 9/1/52  14,605 13,518
4.50%, 9/1/35 - 2/1/54  15,381 14,631
5.00%, 11/1/33 - 7/1/53  4,282 4,183
5.50%, 12/1/34 - 10/1/54  10,059 10,015
6.00%, 2/1/33 - 8/1/54  17,465 17,708
6.50%, 1/1/32 - 1/1/55  8,473 8,727
7.00%, 2/1/30 - 11/1/36  8 8

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
7.50%, 12/1/30  — —
UMBS, TBA (9)
3.50%, 2/1/55  3,035 2,686
5.00%, 2/1/55  10,020 9,675
6.50%, 2/1/55  4,215 4,321
363,646
U.S. Government Obligations  5.9%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  747 652
2.00%, 1/20/51 - 5/20/52  20,899 16,747
2.50%, 8/20/50 - 1/20/52  18,179 15,213
3.00%, 9/15/42 - 6/20/52  15,396 13,463
3.50%, 9/15/41 - 7/20/52  12,299 11,120
4.00%, 2/15/41 - 10/20/52  10,372 9,620
4.50%, 9/15/34 - 4/20/53  6,290 5,999
5.00%, 1/20/33 - 6/20/49  2,898 2,865
5.50%, 10/20/32 - 9/20/54  1,821 1,828
6.00%, 8/15/33 - 11/20/52  1,961 1,990
6.50%, 4/15/26 - 8/15/29  2 2
7.50%, 8/15/25 - 3/15/32  25 25
8.50%, 7/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  73 66
3.50%, 10/20/50  1,015 818
Government National Mortgage Assn., TBA (9)
2.50%, 2/20/55  2,890 2,416
5.00%, 2/1/55  5,485 5,330
5.50%, 2/20/55  7,900 7,843
6.00%, 2/20/54  780 787
6.50%, 2/20/55  2,125 2,165
98,949
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $492,978) 462,595
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  31.4%
U.S. Government Agency Obligations  0.0%
Federal National Mortgage Assn., 6.25%, 5/15/29 (6) 342 368
Federal National Mortgage Assn., 6.625%, 11/15/30  500 555
923
U.S. Treasury Obligations  31.4%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,487
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,525

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 19,960
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,170
U.S. Treasury Bonds, 2.25%, 8/15/49  50 31
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,409
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 893
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,482
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,306
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,205
U.S. Treasury Bonds, 3.00%, 11/15/44  1,500 1,142
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,144
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,564
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,334
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 11,644
U.S. Treasury Bonds, 3.00%, 8/15/48  60 44
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,011
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,522
U.S. Treasury Bonds, 3.375%, 8/15/42  2,550 2,112
U.S. Treasury Bonds, 3.625%, 5/15/53  13,045 10,605
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,809
U.S. Treasury Bonds, 3.875%, 5/15/43  8,430 7,440
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,210
U.S. Treasury Bonds, 4.125%, 8/15/44  13,885 12,596
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,506
U.S. Treasury Bonds, 4.25%, 8/15/54  13,535 12,338
U.S. Treasury Bonds, 4.375%, 5/15/41  20 19
U.S. Treasury Bonds, 4.50%, 11/15/54  3,280 3,123
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 13,944
U.S. Treasury Bonds, 4.625%, 11/15/44  11,300 10,968
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,320
U.S. Treasury Bonds, 4.75%, 2/15/41  35 35
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,237
U.S. Treasury Bonds, 4.75%, 11/15/53 (10) 10,870 10,736
U.S. Treasury Notes, 0.50%, 8/31/27  50 46
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 16,464
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,342
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,647
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,471
U.S. Treasury Notes, 3.375%, 5/15/33  885 816
U.S. Treasury Notes, 3.625%, 5/31/28  14,000 13,724
U.S. Treasury Notes, 3.75%, 8/31/26  5,605 5,566
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,259
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,211
U.S. Treasury Notes, 4.125%, 10/31/26  17,500 17,473

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.125%, 9/30/27  6,210 6,194
U.S. Treasury Notes, 4.125%, 10/31/27  29,975 29,895
U.S. Treasury Notes, 4.125%, 10/31/29  11,500 11,398
U.S. Treasury Notes, 4.125%, 11/30/29  12,530 12,420
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 6,878
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 9,949
U.S. Treasury Notes, 4.25%, 11/15/34 (6) 4,300 4,200
U.S. Treasury Notes, 4.375%, 11/30/28  835 837
U.S. Treasury Notes, 4.375%, 12/31/29  27,220 27,271
U.S. Treasury Notes, 4.375%, 5/15/34  18,400 18,173
U.S. Treasury Notes, 4.50%, 5/31/29  63,095 63,539
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 7,888
U.S. Treasury Notes, 4.625%, 2/28/26  23,010 23,096
U.S. Treasury Notes, 4.625%, 6/30/26 (10) 16,000 16,088
527,716
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $569,156) 528,639
SHORT-TERM INVESTMENTS  3.8%
Money Market Funds  3.8%
T. Rowe Price Government Reserve Fund, 4.44% (11)(12) 63,474 63,474
Total Short-Term Investments
(Cost $63,474) 63,474
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.44% (11)(12) 206 206
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 206

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.44% (11)(12) 21,293 21,293
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 21,293
Total Securities Lending Collateral
(Cost $21,499) 21,499
Total Investments in Securities 103.7%
(Cost $1,847,940) $ 1,743,076
Other Assets Less Liabilities (3.7)% (61,875)
Net Assets 100.0% $ 1,681,201
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $180,959 and represents 10.8% of net assets.
(2) When-issued security
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,903 and represents 0.2% of net assets.
(4) Non-income producing
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at January 31, 2025.
(7) Insured by Assured Guaranty Municipal Corporation
(8) Level 3 in fair value hierarchy.
(9) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $35,223 and represents 2.1% of net assets.
(10) At January 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Affiliated Companies

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 2/1/55  2,565,000 (2,181)
Total TBA Sales Commitments (Proceeds $(2,176)) (2,181)

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 68,200 1,628 1,486 142
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 43,000 1,027 986 41
Total Centrally Cleared Credit Default Swaps,
Protection Sold 183
Total Centrally Cleared Swaps 183
Net payments (receipts) of variation margin to date (202)
Variation margin receivable (payable) on centrally cleared swaps $ (19)

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 470 U.S. Treasury Notes five year contracts 3/25 50,004 $ (174)
Long, 323 U.S. Treasury Notes two year contracts 3/25 66,417 21
Long, 1 Ultra U.S. Treasury Notes ten year
contracts 3/25 111 (3)
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on open futures contracts $ (160)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 584++
Totals $ —# $ — $ 584+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 76,864  ¤  ¤ $ 84,973
Total $ 84,973^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $584 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $84,973.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE QM U.S. Bond Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,590,304 $ — $ 1,590,304
Non-U.S. Government
Mortgage-Backed Securities — 65,933 1,866 67,799
Short-Term Investments 63,474 — — 63,474
Securities Lending Collateral 21,499 — — 21,499
Total Securities 84,973 1,656,237 1,866 1,743,076
Swaps* — 183 — 183
Futures Contracts* 21 — — 21
Total $ 84,994 $ 1,656,420 $ 1,866 $ 1,743,280
Liabilities
TBA Sales Commitments $ — $ 2,181 $ — $ 2,181
Futures Contracts* $ 177 $ — $ — $ 177
Total $ 177 $ 2,181 $ — $ 2,358
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE QM U.S. Bond Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F134-054Q1 01/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.